Related Parties - Narrative (Details) - USD ($)	1 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Nov. 30, 2017
Related Party Transaction [Line Items]
Net revenue		$ 6,400,000	$ 21,800,000
GMH
Related Party Transaction [Line Items]
Net revenue		800,000
Management fees paid		600,000
Affiliated Entity | Harbinger Capital Partners
Related Party Transaction [Line Items]
Expenses under service agreement		2,700,000	3,800,000
Net revenue		300,000	0
Affiliated Entity | Triple Ring
Related Party Transaction [Line Items]
Expenses under service agreement		1,900,000	100,000
GMH | Subsidiary Of Fugro N.V. (AMS:FUR)
Related Party Transaction [Line Items]
Transaction expense		$ 11,300,000	9,300,000
Issuance Of Secured Convertible Notes | Life Sciences | Blossom Innovations, LLC | R2 Dermatology, Inc.
Related Party Transaction [Line Items]
Due from related parties				$ 1,500,000
Issuance Of Secured Convertible Notes | Life Sciences | Blossom Innovations, LLC and MGH | R2 Dermatology, Inc.
Related Party Transaction [Line Items]
Milestone achievement amount paid			$ 500,000
Subsidiary Of Fugro N.V. (AMS:FUR) | GMH
Related Party Transaction [Line Items]
Percentage of ownership interest acquired					23.60%
Letter of Credit | Affiliated Entity | Harbinger Capital Partners
Related Party Transaction [Line Items]
Expenses under service agreement	$ 800,000